Inventories - Schedule of Provision for losses on inventories (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Classes of current inventories [abstract]
Balances at the beginning of the year	R$ (49,153)	R$ (33,727)
Additions	(10,681)	(16,438)
Write-offs	2,566	1,012
Reversal of impairment	18,333		R$ 0
Balances at the end of year	R$ (38,935)	R$ (49,153)	R$ (33,727)